Acquisition	12 Months Ended
Dec. 31, 2014
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Acquisition
Acquisition
Chevron acquisition
Effective November 1, 2014, the Partnership acquired, through one of its wholly owned subsidiaries, Gulf Coast natural gas pipeline assets predominantly located in southern Louisiana for $234.0 million in cash, subject to certain adjustments. The natural gas assets include natural gas pipelines spanning from Beaumont, Texas to the Mississippi River corridor and working natural gas storage capacity in southern Louisiana. The Partnership paid cash of $231.5 million in November 2014 in cash.
The following table is a preliminary summary of the fair value of the assets acquired and liabilities assumed:

Purchase Price Allocation (in millions):
Assets acquired:
Property, Plant and equipment	$242.2
Liabilities assumed:
Current liabilities	(10.7)
Total purchase price	$231.5

The purchase price allocation has been prepared on a preliminary basis pending receipt of a final valuation report and is subject to change. For the period from November 1, 2014 to December 31, 2014, the Partnership recognized $5.3 million of revenues and $4.9 million of operating expenses related to the assets acquired.
E2 Drop Down
On October 22, 2014, the Partnership acquired equity interests in E2 Appalachian Compression, LLC and E2 Energy Services, LLC (together “E2”) from EMI. The total consideration for the transaction is approximately $194.0 million, including a cash payment of $163.0 million and approximately 1.0 million Partnership units (valued at approximately $31.2 million based on the October 22, 2014 closing price of the Partnership's units). This acquisition has been accounted for as an acquisition under common control under ASC 805, resulting in the retrospective adjustment of our prior results.
The following table presents the carrying value of the identified assets received and liabilities assumed at the acquisition date (in millions):

Assets acquired:
Current assets	$25.4
Property, plant and equipment	136.7
Intangibles	41.9
Liabilities assumed:
Current liabilities	(4.4)
Long term debt	(0.4)
Other long term liabilities	(0.4)
Total identifiable net assets	$198.8

For the period from November 1, 2014 to December 31, 2014, the Partnership recognized $2.3 million of revenues and $1.8 million of operating expenses related to the assets acquired.
Devon Merger
On March 7, 2014, the Partnership acquired, through one of its wholly owned subsidiaries, 50% of the outstanding equity interests in Midstream Holdings and all of the outstanding equity interests in EnLink Midstream Holdings GP, LLC, the general partner of Midstream Holdings, in exchange for the issuance by the Partnership of 120,542,441 units representing a new class of limited partnership interests in the Partnership (the “Class B Units”). Midstream Holdings owns midstream assets in the Barnett Shale in North Texas and the Cana-Woodford and Arkoma-Woodford Shales in Oklahoma, as well as a contractual right to the economic burdens and benefits of Devon’s 38.75% interest in Gulf Coast Fractionator (“GCF”) in Mt. Belvieu, Texas.
Under the acquisition method of accounting, Midstream Holdings is the acquirer in the business combination because its parent company, Devon, obtained control of the Partnership through the indirect control of the General Partner. Consequently, Midstream Holdings’ assets and liabilities retained their carrying values and the Partnership’s assets acquired and liabilities assumed by Midstream Holdings as the Predecessor in the business combination have been recorded at their fair values measured as of the acquisition date. The excess of the purchase price over the estimated fair values of the Partnership’s net assets acquired has been recorded as goodwill.
Since equity consideration was issued for this business combination, the purchase of these assets and liabilities has been excluded from our statement of cash flows, except for transaction related costs totaling $34.8 million assumed by the Partnership at closing and subsequently paid by the Partnership.
The following table summarizes the purchase price (in millions, except per unit price):

EnLink Midstream Partners, LP outstanding units:
Common units held by public unitholders	75.1
Common units held by EMI	18.0
Preferred units held by third party (1)	17.1
Restricted units	0.4
Total units exchanged	110.6

EnLink Midstream Partners, LP common unit price (2)	$30.51
EnLink Midstream Partners, LP common units fair value	$3,374.4
EnLink Midstream Partners, LP outstanding unit options fair value	$3.9
Total purchase price	$3,378.3

(1)	The Partnership converted the preferred units to common units in February 2014.

(2)	The final purchase price is based on the market value of the Partnership's common units as of the closing date, March 7, 2014.
The following table is a summary of the fair value of the assets acquired and liabilities assumed from the Partnership in the business combination as of March 7, 2014:

Purchase Price Allocation (in millions):
Assets acquired:
Current assets	$435.9
Property, plant and equipment	2,341.9
Intangibles	524.9
Equity investment	221.5
Goodwill	1,856.0
Other long-term assets	1.1
Liabilities assumed:
Current liabilities	(474.0)
Long-term debt	(1,364.3)
Deferred taxes	(63.6)
Long term liabilities	(101.1)
Total purchase price	$3,378.3

Goodwill recognized from the business combination primarily relates to the value created from additional growth opportunities and greater operating leverage in the Partnership's core areas. The goodwill is allocated among our Texas, Louisiana, Oklahoma, and ORV segments. All of the goodwill is non-deductible for tax purposes.
For the period from March 7, 2014 to December 31, 2014, the Partnership recognized $2,495.8 million of revenues and $2,447.4 million of operating expenses related to the assets acquired in the business combination.
Unaudited Pro Forma Information
The following unaudited pro forma condensed financial data for the year ended December 31, 2014 and 2013 gives effect to the business combination, Chevron acquisition and E2 drop down as if they had occurred on January 1, 2013. The pro forma condensed financial information has been included for comparative purposes only and is not necessarily indicative of the results that might have occurred had the transactions taken place on the dates indicated and is not intended to be a projection of future results. As of March 7, 2014, Midstream Holdings entered into gathering and processing agreements with Devon, which are described in Note 4. Pro forma financial information associated with the business combination and with these agreements with Devon is reflected below.

	Year Ended December 31,
	2014	2013
	(in millions except for per unit data)
Pro forma total revenues	$3,698.1	$2,597.9
Pro forma net income	$287.1	$154.6
Pro forma net income attributable to EnLink Midstream Partners, LP	$211.1	$41.1
Pro forma net income per common unit:
Basic	$0.52	$0.16
Diluted	$0.52	$0.16